DIMENSIONAL ETF TRUST

Dimensional U.S. Equity ETF
Dimensional U.S. Small Cap ETF
Dimensional U.S. Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF
Dimensional US Marketwide Value ETF
Dimensional International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2024, as supplemented, of the portfolios listed above (collectively, the “Portfolios”), each a series of Dimensional ETF Trust. Accordingly, the SAI is revised as follows:

I.	The following replaces the first paragraph under the “CREATION AND REDEMPTION OF CREATION UNITS-General” section of the SAI:

Each Portfolio issues Shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load. Shares are priced at a Portfolio’s NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Transfer Agent in proper form. A “Business Day” with respect to each Portfolio is any day on which the Exchange on which the Portfolio is listed for trading is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day. Although it is expected that the same holidays will be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

II.	The following replaces the first two paragraphs under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Deposit of Investments/Delivery of Cash” section of the SAI:

Deposit of Investments/Delivery of Cash.  The consideration for purchase of Creation Units of a Portfolio generally consists of the in-kind deposit of a designated portfolio of investments (including cash in lieu of any portion of such investments) determined by the Portfolio (“Deposit Securities”) and a specified amount of cash (the “Cash Component”), computed as described below, together with applicable creation transaction fees (as described below). Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” applicable to creation requests received in proper form, subject to amendment or correction as described below.
The Cash Component, also commonly referred to as the balancing amount, is an amount equal to the difference between (i) the NAV of Portfolio Shares (per Creation Unit); and (ii) the “Deposit Amount,” which is the amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Amount.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. With respect to certain purchases, the Trust may require a specified cash collateral amount be added to the required Cash Component. Payment of any tax, stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

III.	The following replaces the last two paragraphs under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Placement of Creation Orders” section of the SAI:

An order to create Creation Units is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (ii) all other procedures with respect to creation orders are properly followed.  The delivery of Creation Units so created will generally occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent (“T+1”). However, the Trust reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances. Additionally, the International Portfolios reserve the right to settle Creation Unit transactions on a basis other than T+1 to accommodate non-U.S. market holiday schedules or to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates.
If any portion of the Cash Component, and the Deposit Securities or any additional cash collateral amount specified by the Trust, are not received, or do not otherwise remain in proper form as determined by the Trust through the applicable deadline specified by the Transfer Agent on the prescribed settlement date, the creation order may be rejected, revoked or canceled. Upon written notice to the Transfer Agent, such rejected, revoked or cancelled order may be resubmitted the following Business Day using a newly constituted Fund Deposit as specified by the Portfolio.

IV.	The following replaces the first two paragraphs under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Acceptance of Orders for Creation Units” section of the SAI:

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to a Portfolio are in place for the delivery of Deposit Securities and payment of the Cash Component and any other cash amounts which may be due, the Portfolio will accept the order, subject to the Portfolio’s right (and the right of the Distributor and the Transfer Agent) to reject, revoke or otherwise cancel such order as described in this SAI or in the applicable Participant Agreement.
Once an order has been accepted, a Portfolio will confirm the Creation Unit will be issued at a value equaled to the next determined NAV of the Portfolio’s Shares. The Transfer Agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

V.	The following replaces the first paragraph under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Issuance of Creation Units” section of the SAI:

Issuance of Creation Units. Except as provided herein, a Creation Unit will generally not be issued until the transfer of good title to the applicable Portfolio of the Deposit Securities and the payment of the Cash Component and applicable creation transaction fees have been completed. Prior to the settlement of all Deposit Securities and the payment of all cash and fees that may be due in connection with an order, such order may be rejected, revoked or canceled as described in this SAI or the applicable Participant Agreement. When the Custodian or applicable sub-custodian has confirmed that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the Custodian or relevant sub-custodian(s), the Transfer Agent and the Advisor shall be notified of such delivery and the applicable Portfolio will issue and cause the delivery of the Creation Unit.

VI.	The following replaces the sixth paragraph under the “CREATION AND REDEMPTION OF CREATION UNITS-Redemptions-Redemption of Creation Units” section of the SAI:

Deliveries of Fund Redemptions will generally be made within one Business Day (“T+1”) or, for the Dimensional World ex U.S. Core Equity 2 ETF, three business days ("T+3"). However, the Portfolios reserve the right to settle redemption transactions on a basis other than T+1 or T+3, as applicable, if necessary or appropriate under the circumstances and consistent with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 or T+3 because of the occurrence of a holiday in a non-U.S. market or in the U.S. bond market that is not a holiday observed in the U.S. equity market. Additionally, each Portfolio reserves the right to settle redemption transactions on a basis other than T+1 or T+3 if necessary or appropriate under the circumstances; provided, however, that the Portfolios will deliver the foreign investment(s) as soon as practicable, and in no event later than 15 days after the receipt of a redemption request.

The date of this Supplement is May 24, 2024

DIMENSIONAL ETF TRUST

Dimensional Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF
Dimensional Inflation-Protected Securities ETF
Dimensional Global Core Plus Fixed Income ETF
Dimensional Global ex US Core Fixed Income ETF
Dimensional Ultrashort Fixed Income ETF
Dimensional Global Credit ETF
Dimensional National Municipal Bond ETF
Dimensional California Municipal Bond ETF

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2024, as supplemented, of the portfolios listed above (collectively, the “Portfolios”), each a series of Dimensional ETF Trust. Accordingly, the SAI is revised as follows:

I.	The following replaces the first paragraph under the “CREATION AND REDEMPTION OF CREATION UNITS-General” section of the SAI:

Each Portfolio issues Shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load. Shares are priced at a Portfolio’s NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Transfer Agent in proper form. A “Business Day” with respect to each Portfolio is any day on which the Exchange on which the Portfolio is listed for trading is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day. Although it is expected that the same holidays will be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

II.	The following replaces the first two paragraphs under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Deposit of Investments/Delivery of Cash” section of the SAI:

Deposit of Investments/Delivery of Cash.  The consideration for purchase of Creation Units of a Portfolio generally consists of the in-kind deposit of a designated portfolio of investments (including cash in lieu of any portion of such investments) determined by the Portfolio (“Deposit Securities”) and a specified amount of cash (the “Cash Component”), computed as described below, together with applicable creation transaction fees (as described below). Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” applicable to creation requests received in proper form, subject to amendment or correction as described below.
The Cash Component, also commonly referred to as the balancing amount, is an amount equal to the difference between (i) the NAV of Portfolio Shares (per Creation Unit); and (ii) the “Deposit Amount,” which is the amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Amount.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. With respect to certain purchases, the Trust may require a specified cash collateral amount be added to the required Cash Component. Payment of any tax, stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

III.	The following replaces the last two paragraphs under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Placement of Creation Orders” section of the SAI:

An order to create Creation Units is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (ii) all other procedures with respect to creation orders are properly followed.  The delivery of Creation Units so created will generally occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent (“T+1”). However, the Trust reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances. Additionally, each Portfolio reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances.
If any portion of the Cash Component, and the Deposit Securities or any additional cash collateral amount specified by the Trust, are not received, or do not otherwise remain in proper form as determined by the Trust through the applicable deadline specified by the Transfer Agent on the prescribed settlement date, the creation order may be rejected, revoked or canceled. Upon written notice to the Transfer Agent, such rejected, revoked or cancelled order may be resubmitted the following Business Day using a newly constituted Fund Deposit as specified by the Portfolio.

IV.	The following replaces the first two paragraphs under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Acceptance of Orders for Creation Units” section of the SAI:

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to a Portfolio are in place for the delivery of Deposit Securities and payment of the Cash Component and any other cash amounts which may be due, the Portfolio will accept the order, subject to the Portfolio’s right (and the right of the Distributor and the Transfer Agent) to reject, revoke or otherwise cancel such order as described in this SAI or in the applicable Participant Agreement.
Once an order has been accepted, a Portfolio will confirm the Creation Unit will be issued at a value equaled to the next determined NAV of the Portfolio’s Shares. The Transfer Agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

V.	The following replaces the first paragraph under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Issuance of Creation Units” section of the SAI:

Issuance of Creation Units. Except as provided herein, a Creation Unit will generally not be issued until the transfer of good title to the applicable Portfolio of the Deposit Securities and the payment of the Cash Component and applicable creation transaction fees have been completed. Prior to the settlement of all Deposit Securities and the payment of all cash and fees that may be due in connection with an order, such order may be rejected, revoked or canceled as described in this SAI or the applicable Participant Agreement. When the Custodian or applicable sub-custodian has confirmed that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the Custodian or relevant sub-custodian(s), the Transfer Agent and the Advisor shall be notified of such delivery and the applicable Portfolio will issue and cause the delivery of the Creation Unit.

VI.	The following replaces the sixth paragraph under the “CREATION AND REDEMPTION OF CREATION UNITS-Redemptions-Redemption of Creation Units” section of the SAI:

Deliveries of Fund Redemptions will generally be made within one Business Day (“T+1”). However, the Portfolios reserve the right to settle redemption transactions on a basis other than T+1 if necessary or appropriate under the circumstances and consistent with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 because of the occurrence of a holiday in a non-U.S. market or in the U.S. bond market that is not a holiday observed in the U.S. equity market. Additionally, each Portfolio reserves the right to settle redemption transactions on a basis other than T+1 if necessary or appropriate under the circumstances; provided, however, that the Portfolios will deliver the foreign investment(s) as soon as practicable, and in no event later than 15 days after the receipt of a redemption request.

The date of this Supplement is May 24, 2024

DIMENSIONAL ETF TRUST

Dimensional International Core Equity Market ETF
Dimensional International Core Equity 2 ETF
Dimensional International Small Cap Value ETF
Dimensional International Small Cap ETF
Dimensional International High Profitability ETF
Dimensional Emerging Core Equity Market ETF
Dimensional Emerging Markets High Profitability ETF
Dimensional Emerging Markets Value ETF
Dimensional Emerging Markets Core Equity 2 ETF
Dimensional World Equity ETF
Dimensional Global Real Estate ETF

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2024, as supplemented, of the portfolios listed above (collectively, the “Portfolios”), each a series of Dimensional ETF Trust. Accordingly, the SAI is revised as follows:

I.	The following replaces the first paragraph under the “CREATION AND REDEMPTION OF CREATION UNITS-General” section of the SAI:

Each Portfolio issues Shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load. Shares are priced at a Portfolio’s NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Transfer Agent in proper form. A “Business Day” with respect to each Portfolio is any day on which the Exchange on which the Portfolio is listed for trading is open for business. As of the date of this SAI, the Exchanges observe the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when the Exchanges close earlier than normal, the Portfolios may require orders to be placed earlier in the day. Although it is expected that the same holidays will be observed in the future, the Exchanges may modify their holiday schedule or hours of operation at any time.

II.	The following replaces the first two paragraphs under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Deposit of Investments/Delivery of Cash” section of the SAI:

Deposit of Investments/Delivery of Cash.  The consideration for purchase of Creation Units of a Portfolio generally consists of the in-kind deposit of a designated portfolio of investments (including cash in lieu of any portion of such investments) determined by the Portfolio (“Deposit Securities”) and a specified amount of cash (the “Cash Component”), computed as described below, together with applicable creation transaction fees (as described below). Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” applicable to creation requests received in proper form, subject to amendment or correction as described below.
The Cash Component, also commonly referred to as the balancing amount, is an amount equal to the difference between (i) the NAV of Portfolio Shares (per Creation Unit); and (ii) the “Deposit Amount,” which is the amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Amount.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. With respect to certain purchases, the Trust may require a specified cash collateral amount be added to the required Cash Component. Payment of any tax, stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

III.	The following replaces the last two paragraphs under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Placement of Creation Orders” section of the SAI:

An order to create Creation Units is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (ii) all other procedures with respect to creation orders are properly followed.  The delivery of Creation Units so created will generally occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent (“T+1”). However, the Trust reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances. Additionally, the Portfolios reserve the right to settle Creation Unit transactions on a basis other than T+1 to accommodate non-U.S. market holiday schedules or to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates or if necessary or appropriate under the circumstances.
If any portion of the Cash Component, and the Deposit Securities or any additional cash collateral amount specified by the Trust, are not received, or do not otherwise remain in proper form as determined by the Trust through the applicable deadline specified by the Transfer Agent on the prescribed settlement date, the creation order may be rejected, revoked or canceled. Upon written notice to the Transfer Agent, such rejected, revoked or cancelled order may be resubmitted the following Business Day using a newly constituted Fund Deposit as specified by the Portfolio.

IV.	The following replaces the first two paragraphs under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Acceptance of Orders for Creation Units” section of the SAI:

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to a Portfolio are in place for the delivery of Deposit Securities and payment of the Cash Component and any other cash amounts which may be due, the Portfolio will accept the order, subject to the Portfolio’s right (and the right of the Distributor and the Transfer Agent) to reject, revoke or otherwise cancel such order as described in this SAI or in the applicable Participant Agreement.
Once an order has been accepted, a Portfolio will confirm the Creation Unit will be issued at a value equaled to the next determined NAV of the Portfolio’s Shares. The Transfer Agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

V.	The following replaces the first paragraph under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Issuance of Creation Units” section of the SAI:

Issuance of Creation Units. Except as provided herein, a Creation Unit will generally not be issued until the transfer of good title to the applicable Portfolio of the Deposit Securities and the payment of the Cash Component and applicable creation transaction fees have been completed. Prior to the settlement of all Deposit Securities and the payment of all cash and fees that may be due in connection with an order, such order may be rejected, revoked or canceled as described in this SAI or the applicable Participant Agreement. When the Custodian or applicable sub-custodian has confirmed that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the Custodian or relevant sub-custodian(s), the Transfer Agent and the Advisor shall be notified of such delivery and the applicable Portfolio will issue and cause the delivery of the Creation Unit.

VI.	The following replaces the sixth paragraph under the “CREATION AND REDEMPTION OF CREATION UNITS-Redemptions-Redemption of Creation Units” section of the SAI:

Deliveries of Fund Redemptions will generally be made within one Business Day (“T+1”) or, for the Emerging Market Portfolios (other than Dimensional World Equity ETF), three Business Days (“T+3”). However, the Portfolios reserve the right to settle redemption transactions on a basis other than T+1 or T+3, as applicable, if necessary or appropriate under the circumstances and consistent with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 or T+3 because of the occurrence of a holiday in a non-U.S. market that is not a holiday observed in the U.S. equity market. Additionally, each Portfolio reserves the right to settle redemption transactions on a basis other than T+1 or T+3 if necessary or appropriate under the circumstances; provided, however, that the Portfolios will deliver the foreign investment(s) as soon as practicable, and in no event later than 15 days after the receipt of a redemption request.

The date of this Supplement is May 24, 2024

DIMENSIONAL ETF TRUST

Dimensional US Sustainability Core 1 ETF
Dimensional International Sustainability Core 1 ETF
Dimensional Emerging Markets Sustainability Core 1 ETF
Dimensional Global Sustainability Fixed Income ETF

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2024, as supplemented, of the portfolios listed above (collectively, the “Portfolios”), each a series of Dimensional ETF Trust. Accordingly, the SAI is revised as follows:

I.	The following replaces the first paragraph under the “CREATION AND REDEMPTION OF CREATION UNITS-General” section of the SAI:

Each Portfolio issues Shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load. Shares are priced at a Portfolio’s NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Transfer Agent in proper form. A “Business Day” with respect to each Portfolio is any day on which the Exchange on which the Portfolio is listed for trading is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day. Although it is expected that the same holidays will be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

II.	The following replaces the first two paragraphs under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Deposit of Investments/Delivery of Cash” section of the SAI:

Deposit of Investments/Delivery of Cash.  The consideration for purchase of Creation Units of a Portfolio generally consists of the in-kind deposit of a designated portfolio of investments (including cash in lieu of any portion of such investments) determined by the Portfolio (“Deposit Securities”) and a specified amount of cash (the “Cash Component”), computed as described below, together with applicable creation transaction fees (as described below). Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” applicable to creation requests received in proper form, subject to amendment or correction as described below.
The Cash Component, also commonly referred to as the balancing amount, is an amount equal to the difference between (i) the NAV of Portfolio Shares (per Creation Unit); and (ii) the “Deposit Amount,” which is the amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Amount.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. With respect to certain purchases, the Trust may require a specified cash collateral amount be added to the required Cash Component. Payment of any tax, stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

III.	The following replaces the last two paragraphs under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Placement of Creation Orders” section of the SAI:

An order to create Creation Units is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (ii) all other procedures with respect to creation orders are properly followed.  The delivery of Creation Units so created will generally occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent (“T+1”). However, the Trust reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances. Additionally, the International Portfolios reserve the right to settle Creation Unit transactions on a basis other than T+1 to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates or if necessary or appropriate under the circumstances.

If any portion of the Cash Component, and the Deposit Securities or any additional cash collateral amount specified by the Trust, are not received, or do not otherwise remain in proper form as determined by the Trust through the applicable deadline specified by the Transfer Agent on the prescribed settlement date, the creation order may be rejected, revoked or canceled. Upon written notice to the Transfer Agent, such rejected, revoked or cancelled order may be resubmitted the following Business Day using a newly constituted Fund Deposit as specified by the Portfolio.

IV.	The following replaces the first two paragraphs under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Acceptance of Orders for Creation Units” section of the SAI:

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to a Portfolio are in place for the delivery of Deposit Securities and payment of the Cash Component and any other cash amounts which may be due, the Portfolio will accept the order, subject to the Portfolio’s right (and the right of the Distributor and the Transfer Agent) to reject, revoke or otherwise cancel such order as described in this SAI or in the applicable Participant Agreement.
Once an order has been accepted, a Portfolio will confirm the Creation Unit will be issued at a value equaled to the next determined NAV of the Portfolio’s Shares. The Transfer Agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

V.	The following replaces the first paragraph under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Issuance of Creation Units” section of the SAI:

Issuance of Creation Units. Except as provided herein, a Creation Unit will generally not be issued until the transfer of good title to the applicable Portfolio of the Deposit Securities and the payment of the Cash Component and applicable creation transaction fees have been completed. Prior to the settlement of all Deposit Securities and the payment of all cash and fees that may be due in connection with an order, such order may be rejected, revoked or canceled as described in this SAI or the applicable Participant Agreement. When the Custodian or applicable sub-custodian has confirmed that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the Custodian or relevant sub-custodian(s), the Transfer Agent and the Advisor shall be notified of such delivery and the applicable Portfolio will issue and cause the delivery of the Creation Unit.

VI.	The following replaces the sixth paragraph under the “CREATION AND REDEMPTION OF CREATION UNITS-Redemptions-Redemption of Creation Units” section of the SAI:

Deliveries of Fund Redemptions will generally be made within one Business Day (“T+1”) or, for the Dimensional Emerging Markets Sustainability Core 1 ETF, three Business Days (“T+3”). However, the Portfolios reserve the right to settle redemption transactions on a basis other than T+1 or T+3, as applicable, if necessary or appropriate under the circumstances and consistent with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 or T+3 because of the occurrence of a holiday in a non-U.S. market or in the U.S. bond market that is not a holiday observed in the U.S. equity market. Additionally, each Portfolio reserves the right to settle redemption transactions on a basis other than T+1 or T+3 if necessary or appropriate under the circumstances; provided, however, that the Portfolios will deliver the foreign investment(s) as soon as practicable, and in no event later than 15 days after the receipt of a redemption request.

The date of this Supplement is May 24, 2024

DIMENSIONAL ETF TRUST

Dimensional US Core Equity Market ETF
Dimensional US Core Equity 1 ETF
Dimensional US High Profitability ETF
Dimensional US Large Cap Value ETF
Dimensional US Small Cap Value ETF
Dimensional US Large Cap Vector ETF
Dimensional US Real Estate ETF

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) dated February 28, 2024, as supplemented, of the portfolios listed above (collectively, the “Portfolios”), each a series of Dimensional ETF Trust. Accordingly, the SAI is revised as follows:

I.	The following replaces the first paragraph under the “CREATION AND REDEMPTION OF CREATION UNITS-General” section of the SAI:

Each Portfolio issues Shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load. Shares are priced at a Portfolio’s NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Transfer Agent in proper form. A “Business Day” with respect to each Portfolio is any day on which the Exchange on which the Portfolio is listed for trading is open for business. As of the date of this SAI, the Exchanges observe the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when the Exchanges close earlier than normal, the Portfolios may require orders to be placed earlier in the day. Although it is expected that the same holidays will be observed in the future, the Exchanges may modify their holiday schedule or hours of operation at any time.

II.	The following replaces the first two paragraphs under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Deposit of Investments/Delivery of Cash” section of the SAI:

Deposit of Investments/Delivery of Cash.  The consideration for purchase of Creation Units of a Portfolio generally consists of the in-kind deposit of a designated portfolio of investments (including cash in lieu of any portion of such investments) determined by the Portfolio (“Deposit Securities”) and a specified amount of cash (the “Cash Component”), computed as described below, together with applicable creation transaction fees (as described below). Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” applicable to creation requests received in proper form, subject to amendment or correction as described below.
The Cash Component, also commonly referred to as the balancing amount, is an amount equal to the difference between (i) the NAV of Portfolio Shares (per Creation Unit); and (ii) the “Deposit Amount,” which is the amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Amount.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. With respect to certain purchases, the Trust may require a specified cash collateral amount be added to the required Cash Component. Payment of any tax, stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

III.	The following replaces the last two paragraphs under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Placement of Creation Orders” section of the SAI:

An order to create Creation Units is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (ii) all other procedures with respect to creation orders are properly followed.  The delivery of Creation Units so created will generally occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent (“T+1”). However, the Trust reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances.
If any portion of the Cash Component, and the Deposit Securities or any additional cash collateral amount specified by the Trust, are not received, or do not otherwise remain in proper form as determined by the Trust through the applicable deadline specified by the Transfer Agent on the prescribed settlement date, the creation order may be rejected, revoked or canceled. Upon written notice to the Transfer Agent, such rejected, revoked or cancelled order may be resubmitted the following Business Day using a newly constituted Fund Deposit as specified by the Portfolio.

IV.	The following replaces the first two paragraphs under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Acceptance of Orders for Creation Units” section of the SAI:

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to a Portfolio are in place for the delivery of Deposit Securities and payment of the Cash Component and any other cash amounts which may be due, the Portfolio will accept the order, subject to the Portfolio’s right (and the right of the Distributor and the Transfer Agent) to reject, revoke or otherwise cancel such order as described in this SAI or in the applicable Participant Agreement.
Once an order has been accepted, a Portfolio will confirm the  Creation Unit will be issued at a value equaled to the next determined NAV of the Portfolio’s Shares. The Transfer Agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

V.	The following replaces the first paragraph under the “CREATION AND REDEMPTION OF CREATION UNITS-Creations-Issuance of Creation Units” section of the SAI:

Issuance of Creation Units. Except as provided herein, a Creation Unit will generally not be issued until the transfer of good title to the applicable Portfolio of the Deposit Securities and the payment of the Cash Component and applicable creation transaction fees have been completed. Prior to the settlement of all Deposit Securities and the payment of all cash and fees that may be due in connection with an order, such order may be rejected, revoked or canceled as described in this SAI or the applicable Participant Agreement. When the Custodian or applicable sub-custodian has confirmed that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the Custodian or relevant sub-custodian(s), the Transfer Agent and the Advisor shall be notified of such delivery and the applicable Portfolio will issue and cause the delivery of the Creation Unit.

VI.	The following replaces the sixth paragraph under the “CREATION AND REDEMPTION OF CREATION UNITS-Redemptions-Redemption of Creation Units” section of the SAI:

Deliveries of Fund Redemptions will generally be made within one Business Day (“T+1”). However, the Portfolios reserve the right to settle redemption transactions on a basis other than T+1 if necessary or appropriate under the circumstances and consistent with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays.

The date of this Supplement is May 24, 2024